Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
32.	SHARE-BASED COMPENSATION
AMTD SpiderMan Share Incentive Plan
In June 2019, the Group’s board of directors approved the AMTD SpiderMan Share Incentive Plan, or the 2019 Plan, to attract and retain the best available personnel, provide additional incentives to employees, directors, and consultants, and promote the success of the business. The maximum aggregate number of ordinary shares that may be issued under the 2019 Plan is initially 20,000,000 and on January 1 of each yea
r
after the effective date of the 2019 Plan, will automatically increase to the number of shares that is equal to ten percent (10%) of the total issued and outstanding share capital of the Group as of December 31 of the preceding year. In addition, on January 1 of each year after the effective date of the 2019 Plan, the aggregate number of shares that may be issued under the 2019 Plan will automatically increase by the number of shares representing 1.0% of the total issued and outstanding share capital of the Group as of December 31 of the preceding year, or such less number as the board of directors may determine. As of the date of this annual report, no awards have been granted under the 2019 Plan.
Share-based compensation of AMTD Digital
On August 3, 2020, AMTD Digital granted 38,710 shares of Class A ordinary shares, which has a vesting period of 3 years, to an employee of AMTD Digital. The grant date fair value of the Class A ordinary shares of AMTD Digital is determined based on recent transaction price of equity share of AMTD
Digital.

On
July 31, 2021, AMTD Digital granted 17,540 restricted shares units of Class A ordinary shares of AMTD Digital (“RSUs”) to an employee of AMTD Digital. The RSUs granted have a vesting period of three years of employment services with the first one-third
vesting on the first anniversary from grant date, and the remaining two third vesting on an annual basis over a two-year
period ending on the third anniversary of the grant date. The grant date fair value of the RSUs is determined based on recent transaction price of the equity share of AMTD Digital.
The
non-vested
shares and RSUs are not transferable and may not be sold or pledged and the holder has no voting or dividend right. In the event a non-vested
shareholder’s employment for AMTD Digital is terminated for any reason prior to the third anniversary of the grant date, the holder’s right to the non-vested
shares and RSUs will terminate effectively. The outstanding
non-vested
shares and RSUs shall be forfeited and automatically transferred to and reacquired by AMTD Digital without any consideration.
The
aggregate fair value of the restricted shares and RSUs at grant date was US$737 and US$258 for the year ended December 31, 2022 and 2023, respectively. 5,847 RSUs and 5,847 RSUs were vested during the year ended December 31, 2022 and 2023, respectively.
The
share-based payment expense amounted to US$205 and US$207 was recognized in the consolidated financial statements during the year ended December 31, 2022 and 2023, respectively.
As of December 31, 2022 and 2023, there was US$229 and US$50, respectively, unrecognized compensation cost related to non-vested
shares and RSUs of AMTD Digital which is expected to be recognized over a weighted average vesting period of 1.1 and 0.6 years, respectively.